FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number               811-21577

Exact Name of registrant as                      Alpha Hedge Fund, Inc.
      Specified in charter

Address of principal executive office            8150 N. Central Expwy
								 Suite #101
                                                 Dallas, Texas 75206

Name and address of agent for service            Laura S. Adams
                                                 8150 N. Central Expwy
         Suite #101
                                                 Dallas, Texas 75206

Registrants telephone number, inc. area code     214-360-7418

Date of fiscal year end:                         12/31

Date of reporting period:                        03/30/07



























Item 1.  Schedule of Investments

ALPHA HEDGE FUND, INC.
SCHEDULE OF INVESTMENTS
March 30, 2007

COMMON STOCKS ? 94.13%

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

Consumer Discretionary ? 29.48%
   Cost Plus					 6160		   61,600
   Mesa Air Group				8350		   62,875
   Pier 1 Imports				10530          72,762
   Skyline Corp					 1360          45,886
   Technical Olympic USA			 6747		   26,921
   USA Truck					 3757          58,384
                                                             -------
                                                        328,428
Capital Goods ? 8.91%
   Encore Wire					 2000		   50,640
   Georgia Gulf					 3000		   48,630
								 -------
                                                         99,270
Energy ? 10.80%
   BJ Services                             1800          50,220
   Stone Energy					 2360          70,068
                                                    -------
                                                        120,288
Healthcare/Pharmaceutical ? 5.00%
   Hi-Tech Pharmacal	                   5000          55,750
                                                        -------
                                                         55,750
Technology/Telecom ? 38.94%
   Adaptec	                              13100      $   50,697
   China BAK Battery				14000          45,500
   Cogent						 4500          60,525
   Computer Programs and Systems		 1700		   45,594
   Genesis Microchip				 6200          57,598
   Micron Technology	                   4050		   48,924
   Motorola						 2585          45,677
   Optical Communication Products		34000          45,560
   Rackable Systems				 2650          44,970
                                                        -------
                                                        445,045

          -------
Total Common Stocks  (cost $1,107,932)			1,048,782







-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
March 30, 2007


SHORT-TERM INVESTMENTS ? 5.87%
   Cash Less Debits                     65,454           65,454
                                                       --------
   Total short-term investments   (cost $65,454)         65,454
                                                       --------

Total investment securities-100.00%(cost $1,162,386)  1,114,237

                                                       --------

Net assets - 100.00%                                $ 1,114,237
                                                   ============




































THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases or Sales of investment securities (excluding money market funds) for the three months ended March 30, 2007 were $810,613 and $873,351, respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated ($59,150), of which $36,913 related to unrealized appreciation of securities and ($96,063) related to unrealized depreciation of securities. The cost of investments at March 30, 2007 for Federal Income tax purposes was $1,107,932, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.



















Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Alpha Hedge Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    President

Date:  04/26/2007






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Alpha Hedge Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  04/26/2007